Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

21.	Equity

21.1. Capital Stock

On July 3rd, 2023 an Extraordinary General Shareholders’ Meeting was held and approved the amendment to the limit of authorization for capital increase by the Board of Directors, from 1,325,000,000 common shares to 1,825,000,000 common shares.

On July 13, 2023 the Company's Board of Directors approved: (a) the issuance of 600,000,000 new common shares, all registered, book-entry and without par value, free and clear of any liens or encumbrances; (b) the fixing of the price per share in the amount of R$9.00. The issuance totaled R$5,400,000, of which R$600,000 will be allocated to the capital stock and R$4,800,000 will be allocated to the capital reserve. In this transaction, issuance costs in the amount of R$86,759 were recorded.

On December 31, 2023, the subscribed and paid capital of the Company was R$13,653,418, which is composed of 1,682,473,246 common book-entry shares with no par value. The value of the capital stock is net of the public offering expenses of R$304,262.

21.1.1.	Breakdown of capital stock by nature

The shareholding position of the shareholders holding more than 5% of the voting stock, management and members of the Board of Directors is presented below:

	12.31.23		12.31.22
Shareholders	Quantity	%	Quantity	%
Major shareholders
Marfrig Global Foods S.A.	842,165,702	50.06	360,133,580	33.27
Salic	180,000,000	10.70	-	-
Kapitalo Investimentos Ltda.	107,982,757	6.42	55,730,079	5.15
Caixa de Previd. dos Func. do Banco do Brasil	103,328,121	6.14	67,560,738	6.24
Management
Board of Directors	518,900	0.03	518,900	0.05
Executives	626,458	0.04	655,163	0.06
Fiscal Council	32,700	0.00	3,407	0.00
Treasury shares	3,817,179	0.23	4,356,397	0.40
Other	444,001,429	26.38	593,514,982	54.83
	1,682,473,246	100.00	1,082,473,246	100.00

21.1.2.	Rollforward of outstanding shares

Outstanding shares are determined by the number of common shares reduced by the number of shares held in treasury.

Quantity of outstanding of shares
	12.31.23	12.31.22
Beginning balance	1,078,116,849	807,419,692
Issue of shares on 07.13.23 and 02.01.22	600,000,000	270,000,000
Delivery of restricted shares	539,218	697,157
Ending balance	1,678,656,067	1,078,116,849

21.2.	Capital reserves and other equity transactions

The capital reserves contemplate the balances related with results on the sale, issue and exchange of stocks, in compatibility with the Law 6.404/1976 (“Lei das S.A”) – Brazilian Corporate Law.

	12.31.23	12.31.22
Capital reserves	2,763,364	2,338,476
Other equity transactions	(70,106)	(77,825)
Share-based payments	203,374	195,655
Acquisition of non-controlling interest	(273,260)	(273,260)
Capital transactions with controlled entities	(220)	(220)

21.3.	Absorption of accumulated losses

On December 31, 2023 the Company offset accumulated losses with capital reserves, as provided in Law 6.404/1976 (“Lei das S.A”) – Brazilian Corporate Law in the amount of R$ 4,375,112.

21.4.	Treasury shares

The Company has 3,817,179 shares held in treasury, recorded at average cost of R$25.19, expressed in Reais, per share and corresponding market value of R$52,715 on December 31, 2023.

Quantity of outstanding of shares
	12.31.23	12.31.22
Shares at the beggining of the year	4,356,397	5,053,554
Delivery of restricted shares	(539,218)	(697,157)
Shares at the end of the year	3,817,179	4,356,397

On December 7, 2023 the Company's Board of Directors approved the creation of a new program for the acquisition of shares issued by the Company up to the limit of 14,000,000 common shares, within a maximum period of 18 months. There were no share buybacks in 2023 under this program. In 2024, until the date of approval of these Financial Statements, 14,000,000 shares were repurchased at an average cost of R$14.01, totaling R$196,137.